TRANSITION PERIOD COMPARATIVE DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Revenues	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Cost of revenues	1,377	1,539	3,011	2,696	2,291
GROSS PROFIT	694	1,187	2,993	2,253	1,120
Operating expenses:
Research and development	2,607	1,093	2,474	1,338	1,330
Selling and marketing	1,246	1,045	1,973	1,236	1,040
General and administrative (including $1,454 and $99 of share based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	3,999	2,391	12,275	2,898	1,467
Total operating expenses	7,852	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(7,158)	(3,342)	(13,729)	(3,219)	(2,717)
Financial expenses (income), net	(109)	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(7,049)	(4,129)	(14,663)	(3,373)	(2,677)
Tax expenses	32	20	2	47	47
NET LOSS	(7,081)	(4,149)	(14,665)	(3,420)	(2,724)
Net loss per share - basic and diluted	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853
Allocation of share-based compensation expense:
Total share-based compensation expense	1,944		9,590	1,620	562
Cash Flow Data:
Net cash used by operating activities	(4,363)	(1,786)	(6,003)	(2,710)	(1,545)
Net cash used by investing activities	(200)	(144)	13	(46)	(346)
Net cash provided by financing activities	9,753	9,356	10,669	3,037	655
Effect of exchange rate changes on cash and cash equivalents		8	(221)	(21)	41
Net increase in cash and cash equivalents	5,190	7,434	4,458	260	(1,195)
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,454	$ 99	$ 8,542	$ 869	$ 65